PORTFOLIO OF INVESTMENTS - BERKSHIRE FOCUS FUND
September 30, 2021 (Unaudited)

Shares				Value

	COMMON STOCKS - 100.05%			$ 744,594,620
	(Cost $704,823,989)

	AUTOMOBILE MANUFACTURERS - 9.32%			69,391,235
10	Li Auto, Inc. - ADR *			263
10	NIO, Inc. - ADR *			356
89,480	Tesla, Inc. *			69,389,950
10	Volkswagen AG. - ADR			311
10	XPeng, Inc. - ADR *			355

	BANKS - 0%			3,878
10	Signature Bank			2,723
10	Silvergate Capital Corporation. (Class A) *			1,155

	BIOTECHNOLOGY - 0.00%			2,460
10	CRISPR Therapeutics AG (Switzerland) *			1,119
10	Intellia Therapeutics, Inc. *			1,341

	BUSINESS SOFTWARE & SERVICES - 45.95%			342,008,977
10	Adobe, Inc. *			5,757
76,140	Atlassian Corporation PLC (Class A) * (United Kingdom)			29,802,719
85,590	Bill.com Holdings, Inc. *			22,848,251
10	Cloudflare, Inc. *			1,127
268,140	Datadog, Inc. *			37,901,589
523,800	Digital Turbine, Inc. *			36,011,250
10	DocuSign, Inc. *			2,574
10	Domo, Inc. *			844
58,850	HubSpot, Inc. *			39,787,897
10	Intuit, Inc.			5,395
10	Microsoft Corp.			2,819
89,490	MongoDB, Inc. (Class A) *			42,195,430
10	Palantir Technologies Inc. *			240
17,460	Paycom Software, Inc. *			8,655,795
38,900	Paylocity Holding Corporation *			10,907,560
30,410	ServiceNow, Inc. *			18,923,231
124,780	Snowflake Inc. (Class A) *			37,737,215
315,830	The Trade Desk, Inc. (Class A) *			22,202,849
10	Twilio Inc. (Class A) *			3,191
277,290	Unity Software Inc. *			35,007,863
10	Veeva Systems Inc. (Class A) *			2,882
10	Workday, Inc. (Class A) *			2,499

	COMMUNICATION SERVICES - 0.00%			4,790
10	RingCentral, Inc. (Class A) *			2,175
10	Zoom Video Communications, Inc. *			2,615

	CONSUMER ELECTRONICS - 0.00%			1,739
10	Apple, Inc.			1,415
10	Sonos, Inc. *			324

	CYBERSECURITY EQUIPMENT & SERVICES - 6.04%			44,977,869
10	CrowdStrike Holdings, Inc. (Class A) *			2,458
10	Okta, Inc. (Class A) *			2,373
47,800	SentinelOne, Inc. *			22,896,200
10	Palo Alto Networks, Inc. *			536
84,190	Zscaler, Inc. *			22,076,302

	ENTERTAINMENT - 10.24%			76,135,753
10	Netflix, Inc. *			6,103
10	Roblox Corporation *			756
47,770	Roku, Inc. (Class A) *			14,968,729
191,880	Sea Limited (Singapore) *			61,157,912
10	Spotify Technology S.A. (Luxembourg) *			2,253

	FITNESS & LEISURE - 0%			870
10	Peloton Interactive, Inc. (Class A) *			870

	HEALTHCARE - 4.35%			32,398,149
10	Doximity, Inc. *			807
378,680	OptimizeRx Corporation *			32,396,074
10	Teladoc Health, Inc. *			1,268

	INTERNET SERVICES - 8.45%			62,824,197
159,250	Airbnb, Inc. (Class A) *			26,714,187
10	Alphabet, Inc. (Class A) *			26,735
10	Amazon.com, Inc. *			32,850
10	Carvana Co. (Class A) *			3,015
10	Chegg, Inc. *			680
10	Chewy, Inc. (Class A) *			681
10	Coinbase Global, Inc. *			2,275
10	Etsy, Inc. *			2,080
10	Match Group, Inc. *			1,570
21,450	MercadoLibre, Inc. * (Argentina)			36,023,130
10	Shopify Inc. (Class A) * (Canada)			13,558
10	Wayfair Inc. (Class A) *			2,555
10	Zillow Group, Inc. *			881

	INTERNET SOCIAL MEDIA - 4.8%			35,681,502
10	Facebook, Inc. (Class A) *			3,394
10	Pinterest, Inc. (Class A) *			510
482,970	Snap, Inc. (Class A) *			35,676,994
10	Twitter, Inc. *			604

	IT FINANCIAL SERVICES - 5.02%			37,389,598
62,670	Affirm Holdings, Inc. *			7,465,877
10	Mastercard Incorporated (Class A)			3,477
10	PayPal Holdings, Inc. *			2,602
124,740	Square, Inc. (Class A) *			29,917,642

	LIFE SCIENCES TOOLS & SERVICES - 2%			14,890,221
10	10x Genomics, Inc. *			1,456
51,520	Repligen Corporation *			14,888,765

	SEMICONDUCTOR - 0%			10,407
10	Advanced Micro Devices, Inc. *			1,029
10	Ambarella, Inc. *			1,557
10	Marvell Technology, Inc.			603
10	Micron Technology, Inc. *			710
10	NVIDIA Corp.			2,072
10	Qorvo, Inc. *			1,672
10	Skyworks Solutions, Inc.			1,648
10	Taiwan Semiconductor Manufacturing Company Limited - ADR			1,116

	SEMICONDUCTOR EQUIPMENT - 0%			15,522
10	Applied Materials, Inc.			1,287
10	ASML Holding N.V. - ADR			7,451
10	Lam Research Corp.			5,692
10	Teradyne, Inc.			1,092

	SPECIALTY INDISTRIAL MACHINERY - 3.88%			28,849,577
199,320	Kornit Digital Ltd. (Israel) *			28,849,577

	SPECIALTY RETAIL - 0%			6,669
10	RH *			6,669

	SPORTS ENTERTAINMENT & GAMING - 0%			1,207
10	DraftKings Inc. *			482
10	Penn National Gaming, Inc. *			725

	EXCHANGE TRADED FUNDS - 0.00%			6,143
	(Cost $2,128)
10	Invesco QQQ ETF			3,580
10	VanEck Vectors® Semiconductor ETF			2,563

	TOTAL INVESTMENT SECURITIES - 100.05%			744,600,763
	(Cost $704,826,117)

	Liabilities in Excess of Other Assets - -0.05%			(351,737)

	NET ASSETS - 100.00%			$ 744,249,026
	Equivalent to $41.98 Per Share

	* Non-income producing.
	ADR - American Depositary Receipt.

1. SECURITY TRANSACTIONS

The cost of total investment securities owned at September 30, 2021, was $704,826,117. At September 30, 2021, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows: *

		Unrealized Gain		$ 58,708,325
		Unrealized Loss		(18,933,679)
		Unrealized Gain		$ 39,774,646

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

2. SECURITIES VALUATION

The Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (the “NYSE”), normally 4:00 p.m., Eastern time. Securities which are traded on stock exchanges or are quoted by Nasdaq are valued at the last reported sale price as of the close of the regular session of trading on the NYSE, or, if not traded, at the most recent bid price. Securities which are traded in the over-the-counter market, and which are not quoted by Nasdaq, are valued at the most recent bid price, as obtained from one or more of the major market makers for such securities. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees and are categorized in Level 1, 2 or Level 3 when appropriate.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2021:

Valuation of Inputs and Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 744,594,620	$ -	$ -	$ 744,594,620
Exchange Traded Funds	6,143	-	-	6,143
Total Investment Securities	$ 744,600,763	$ -	$ -	$ 744,600,763

The Fund did not hold any Level 3 investments during the reporting period. The Fund did not hold any derivative instruments during the reporting period.